Exchange Differences, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Income from trading in foreign currency	$ 12,494,497	$ 12,919,635	$ 17,836,609
Conversion of foreign currency assets and liabilities into pesos	(4,417,520)	(2,128,929)	474,397
TOTAL	$ 8,076,977	$ 10,790,706	$ 18,311,006